Intangible Assets Other Than Goodwill - Summary of Intangible Assets Other than Goodwill (Detail) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	$ 5,827,289,000	$ 3,682,479,000	$ 1,810,158,000
Easements and water rights [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	43,235,000	42,482,000	40,956,000
IFRS Concessions [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	5,637,387,000	3,533,935,000	1,683,978,000
IFRS Concessions [Member] | Enel Distribucin Ro
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	716,210,000	1,006,398,000
IFRS Concessions [Member] | Enel Distribucin Ceara
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	586,767,000	705,638,000
IFRS Concessions [Member] | Enel Distribucin Goias (Formerly Celg Distribuicio S.A)
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	1,500,934,000	1,821,899,000
IFRS Concessions [Member] | Enel Distribucin Sao Paulo S.A
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	2,833,476
Development costs [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	4,255,000	2,056,000	11,560,000
Patents, registered trademarks and other rights [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	14,118,000	25,253,000	18,849,000
Computer Software [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	128,218,000	73,299,000	49,334,000
Other Identifiable Intangible Assets [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	76,000	5,454,000	$ 5,481,000
Gross Carrying Amount [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	10,257,585,000	6,423,636,000
Gross Carrying Amount [Member] | Easements and water rights [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	61,445,000	58,147,000
Gross Carrying Amount [Member] | IFRS Concessions [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	9,917,051,000	6,156,560,000
Gross Carrying Amount [Member] | Development costs [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	13,928,000	15,180,000
Gross Carrying Amount [Member] | Patents, registered trademarks and other rights [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	28,947,000	39,411,000
Gross Carrying Amount [Member] | Computer Software [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	234,419,000	146,509,000
Gross Carrying Amount [Member] | Other Identifiable Intangible Assets [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	1,795,000	7,829,000
Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	(4,430,296,000)	(2,741,157,000)
Accumulated Depreciation, Amortization and Impairment [Member] | Easements and water rights [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	(18,210,000)	(15,665,000)
Accumulated Depreciation, Amortization and Impairment [Member] | IFRS Concessions [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	(4,279,664,000)	(2,622,625,000)
Accumulated Depreciation, Amortization and Impairment [Member] | Development costs [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	(9,673,000)	(13,124,000)
Accumulated Depreciation, Amortization and Impairment [Member] | Patents, registered trademarks and other rights [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	(14,829,000)	(14,158,000)
Accumulated Depreciation, Amortization and Impairment [Member] | Computer Software [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	(106,201,000)	(73,210,000)
Accumulated Depreciation, Amortization and Impairment [Member] | Other Identifiable Intangible Assets [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	(1,719,000)	(2,375,000)
Accumulated Depreciation, Amortization and Impairment [Member] | Identifiable Intangible Assets [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets other than goodwill	$ (4,430,296,000)	$ (2,741,157,000)